Pension Plans and Other Postretirement Benefits Net Periodic Non Pension Plan Expense - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 1		$ 4	$ 0
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	2	0	1	2	$ 2
Defined Benefit Plan, Interest Cost	4	1	2	4	3
Defined Benefit Plan, Actuarial Gain (Loss)			(1)	(4)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0	$ 0	(3)		$ 0
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost			0	0
Defined Benefit Plan, Interest Cost			0	0
Defined Benefit Plan, Actuarial Gain (Loss)			$ 1	$ 0